Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 57,156	$ 59,392
Gross fixed assets write down	30,543	29,665
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	700	500
Property and plant under capital lease arrangement, net book value	1,100	700
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	34,626	33,745
Gross fixed assets write down	$ 4,200	$ 5,800